                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSRS

Investment Company Act file number 811-09057

                             SCUDDER INVESTORS TRUST
                             -----------------------
               (Exact Name of Registrant as Specified in Charter)

               222 South Riverside Plaza, Chicago, Illinois 60606
               --------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2663
                                                            --------------

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        8/31

Date of reporting period:       2/29/2004

ITEM 1.  REPORT TO STOCKHOLDERS

[Scudder Investments logo]

Scudder S&P 500 Stock Fund

Semiannual Report to Shareholders

February 29, 2004

Contents

<Click Here> Performance Summary

<Click Here> Portfolio Management Review

<Click Here> Portfolio Summary

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Account Management Resources

<Click Here> Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

Investments in mutual funds involve risk. Some funds have more risk than others. While the fund seeks to closely track the characteristics and performance of the S&P 500 index, important differences between the two exist. The index is not available for direct investment, and there are no fees or expenses associated with the index's performance. As with most other mutual funds, this Scudder fund has fees and expenses. The S&P 500 index and the fund include stocks from many industries. Index and fund composition change periodically as companies are added or dropped, and prices of stocks in the index fluctuate. Please read this fund's prospectus for specific details regarding its risk profile.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

"Standard & Poor's", "S&P 500," "Standard & Poor's 500" and "500" are trademarks of the McGraw-Hill Companies Inc., and have been licensed for use by Scudder Investments, Inc. The product is not sponsored, endorsed, sold, or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product.

Performance Summary February 29, 2004

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit scudder.com for the product's most recent month-end performance.

The maximum sales charge for Class A shares is 4.5%. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4% within the first year after purchase, declining to 0% after six years. Class C shares had a 1% front-end sales charge through February 29, 2004, and redemptions within one year of purchase may be subject to a CDSC of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had.

Returns during the periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement returns would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the sale of fund shares. Returns and rankings may differ by share class.

Average Annual Total Returns (Unadjusted for Sales Charge) as of 2/29/04
Scudder S&P 500 Stock Fund	6-Month**	1-Year	3-Year	Life of Fund*
Class A	14.24%	37.43%	-2.02%	-6.37%
Class B	13.76%	36.21%	-2.83%	-7.10%
Class C	13.76%	36.17%	-2.78%	-7.06%
S&P 500 Index+	14.59%	38.52%	-1.04%	-5.23%

Sources: Lipper, Inc. and Deutsche Investment Management Americas Inc.

* The Fund commenced operations on April 3, 2000. Index returns begin March 31, 2000.
** Total returns shown for periods less than one year are not annualized.
Net Asset Value and Distribution Information
	Class A	Class B	Class C
Net Asset Value: 2/29/04	$ 7.19	$ 7.11	$ 7.11
8/31/03	$ 6.34	$ 6.25	$ 6.26
Distribution Information: Six Months: Income Dividends as of 2/29/04	$ .05	$ -	$ .01

Class A Lipper Rankings - S&P 500 Index Objective Funds Category as of 2/29/04
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	121	of	165	73
3-Year	124	of	151	82

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, results might have been less favorable. Rankings are for Class A shares; other share classes may vary.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] Scudder S&P 500 Stock Fund - Class A [] S&P 500 Index+

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.50%. This results in a net initial investment of $9,550.

The growth of $10,000 is cumulative.

* The Fund commenced operations on April 3, 2000. Index returns begin March 31, 2000.

Comparative Results (Adjusted for Maximum Sales Charge) as of 2/29/04
Scudder S&P 500 Stock Fund		1-Year	3-Year	Life of Fund*
Class A	Growth of $10,000	$13,125	$8,984	$7,389
	Average annual total return	31.25%	-3.51%	-7.46%
Class B	Growth of $10,000	$13,321	$8,991	$7,353
	Average annual total return	33.21%	-3.48%	-7.58%
Class C	Growth of $10,000	$13,466	$9,087	$7,432
	Average annual total return	34.66%	-3.14%	-7.33%
S&P 500 Index+	Growth of $10,000	$13,852	$9,691	$8,104
	Average annual total return	38.52%	-1.04%	-5.23%

The growth of $10,000 is cumulative.

* The Fund commenced operations on April 3, 2000. Index returns begin March 31, 2000.
+ The Standard & Poor's (S&P) 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Portfolio Management Review

In the following interview, portfolio managers of Northern Trust Investments, N.A., the fund's subadvisor, discuss Scudder S&P 500 Stock Fund's market environment and investment results for the fund's most recent semiannual period ended February 29, 2004.

Q: How did the stock market perform during the fund's most recent semiannual period?

A: Following a brief lull in late summer of 2003 when the Standard & Poors 500 index (S&P 500) broke 1,000 and stocks weathered some profit taking and increased volatility, the six-month period saw another strong run for the stock market. With the exception of job growth, most economic statistics - including earnings and consumer sentiment - began to point in a positive direction, signaling that the US economy seemed to be moving into a period of expansion. In addition, market participants continued to be encouraged by the Federal Reserve Board's monetary policy of maintaining low short-term interest rates, and the federal government's fiscal policy of lower taxes and increased spending.

Q: Which areas of the stock market led the way?

A: For much of 2003, the market was led by the higher-risk areas, including growth stocks, technology and small companies. Following a three-year hiatus in which many investors were content to sit on the sidelines, investors finally responded to stronger economic statistics and began snapping up perceived bargains, regardless of whether individual companies possessed weak or strong business fundamentals. After a significant run-up in the prices of these stocks, and a continued lack of job growth, investors began to move into less risky, value-oriented stocks in January and February of 2004.

Q: How did the fund perform during its most recent semiannual period?

A: The total return of Scudder S&P 500 Stock Fund for the six-month period ended February 29, 2004 was 14.24%, in keeping with the 14.59% return of the S&P 500 index. (Fund return is for Class A shares, unadjusted for sales charges. If sales charges had been included, return would have been lower. Past performance is no guarantee of future results. Please see pages 3 through 5 for performance of other share classes and more complete performance information.)

Q: What industries and individual stocks were the key drivers of the index's performance?

A: On a sector basis, the best performers in the S&P 500 index were financial stocks, contributing 4.05% to the index's total return during the six-month period. Financials benefited from several factors, including the continued low-interest-rate environment, stellar financial results based on increased trading volume, and a significant pickup in merger and acquisition activity within the sector. Information technology was the second-largest contributor to the index's total return at 2.38%, followed by health care at 1.80%. In a remarkable showing for the overall market, each sector of the S&P 500 made a positive contribution to performance during the period. The sectors with the lowest contributions to the index's total return were utilities at 0.50%, and materials and telecommunications, both at 0.53%.

In terms of individual stocks within the index, the top performer for the six-month period was Pfizer, Inc. Pfizer, along with several other names in the drug company sector, has benefited from the introduction of new anti-cholesterol drugs. Citigroup, Inc. was the second-largest individual contributor to return. Individual stocks that detracted from the index's performance during the period included Viacom, Inc., which suffered sluggish results from its Blockbuster video rental unit and retailer Kohl's Corp.

A complete listing of sector performance within the S&P 500 index for the semiannual period ended February 29, 2004 is displayed in the accompanying chart:

S&P 500 Sector Performance[1]
Economic Sector	Average Weight	Total Return	Contribution to Index Return
Utilities	2.82%	17.86%	0.50
Materials	2.89%	18.19%	0.53
Telecommunication services	3.43%	15.83%	0.53
Energy	5.64%	19.33%	1.04
Consumer discretionary	11.20%	11.76%	1.36
Industrials	10.73%	12.82%	1.41
Consumer staples	11.18%	14.35%	1.59
Health care	13.42%	13.39%	1.80
Information technology	17.94%	12.84%	2.38
Financials	20.75%	20.04%	4.05

Source: FactSet Research Systems Inc. as of 2/29/04. FactSet sector returns vary slightly in relation to the overall index return, which is provided by Lipper Inc.

1 The total return of each sector should be distinguished from its contribution to index return. Whereas the former represents the "total return" of a sector independent of the index, the latter represents the sector's "contribution" to the index's return.

Q: What changes were made to the index during the period?

A: With the economy only now emerging from its recent downturn, 2003 witnessed a comparatively depressed level of business activity, resulting in the lowest turnover for the S&P 500 index in the past five years. The only significant change to the index was the addition of M&T Bank Corp. in late February. Going forward, we anticipate several deletions from the index because of the step-up of merger and acquisition activity, especially in the financials sector.

Q: Will you review the fund's investment process?

A: We seek to provide investment results that, before fund expenses, correspond to the total return of the S&P 500 index. The fund offers investors a convenient means of participating in the large-cap area of the stock market - as measured by the S&P 500 - while relieving investors of the time and paperwork it would require to own all of these investments directly. The fund employs a "passive," or "indexing," approach, attempting to duplicate the overall performance of the S&P 500. In doing so, we as managers attempt to allocate the fund's portfolio in approximately the same weighting as the index, beginning with the heaviest-weighted stocks that make up a larger portion of the index's value. Because the portfolio turnover rate of index funds is typically lower than that of actively managed funds, index funds tend to generate fewer taxable capital gains.

Q: How do you assess the stock market at present?

A: Following the close of the period, the market engaged in a rapid sell-off, based on three factors: (1) a feeling that many stocks that had run up significantly over the past 12 months were fully valued pending a boost in earnings results; (2) anxiety over the fact that the US economy still has not produced significant numbers of new jobs despite continuing optimistic forecasts from economists; and (3) concern over the decline of the US dollar versus major currencies. At the same time, we know that there is still a considerable amount of cash on the sidelines because a lot of money has flowed out of bond funds over the past 12 months without being reinvested in bonds or stocks. We can't be certain when that money might come into the stock market.

Going forward, we continue to believe that Scudder S&P 500 Stock Fund is a suitable vehicle for investors seeking to participate in the long-term growth of large American and multinational corporations.

The views expressed in this report reflect those of the portfolio management team only through the end of the report period as stated on the cover. The team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Portfolio Summary February 29, 2004

Asset Allocation	2/29/04	8/31/03

Common Stocks	98%	99%
Cash Equivalents	2%	1%
	100%	100%

Sector Diversification (Excludes Cash Equivalents)	2/29/04	8/31/03

Financials	21%	20%
Information Technology	17%	16%
Health Care	13%	13%
Consumer Staples	11%	12%
Consumer Discretionary	11%	11%
Industrials	11%	12%
Energy	6%	6%
Telecommunication Services	4%	4%
Materials	3%	3%
Other	3%	3%
	100%	100%

Asset allocation and sector diversification are subject to change.

Ten Largest Equity Holdings at February 29, 2004 (22.3% of Portfolio)
1. General Electric Co. Industrial conglomerate	3.0%
2. Microsoft Corp. Developer of computer software	2.7%
3. ExxonMobil Corp. Explorer and producer of oil and gas	2.6%
4. Pfizer, Inc. Manufacturer of prescription pharmaceuticals and non-prescription self-medications	2.6%
5. Citigroup, Inc. Provider of diversified financial services	2.4%
6. Wal-Mart Stores, Inc. Operator of discount stores	2.4%
7. American International Group, Inc. Provider of insurance services	1.8%
8. Intel Corp. Designer, manufacturer and seller of computer components and related products	1.8%
9. International Business Machines Corp. Manufacturer of computers and provider of information processing services	1.5%
10. Johnson & Johnson Provider of health care products	1.5%

Portfolio holdings are subject to change.

For more complete details about the fund's investment portfolio, see page 13. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end is available upon request on the 16th of the following month. Please see the Account Management Resources section for contact information.

Investment Portfolio as of February 29, 2004 (Unaudited)

	Shares	Value ($)

Common Stocks 98.1%
Consumer Discretionary 10.9%
Auto Components 0.2%
Cooper Tire & Rubber Co.	800	15,960
Dana Corp.	1,602	34,267
Delphi Corp.	6,081	62,026
Goodyear Tire & Rubber Co.	1,880	15,829
Johnson Controls, Inc.	1,974	115,124
Visteon Corp.	1,381	13,948
		257,154
Automobiles 0.7%
Ford Motor Co.	19,902	273,653
General Motors Corp.	6,137	295,312
Harley-Davidson, Inc.	3,333	177,049
		746,014
Distributors 0.1%
Genuine Parts Co.	1,873	65,049
Hotels Restaurants & Leisure 1.3%
Carnival Corp. "A"	6,832	303,136
Darden Restaurants, Inc.	1,819	44,384
Harrah's Entertainment, Inc.	1,173	60,937
Hilton Hotels Corp.	4,131	66,220
International Game Technology	3,792	148,798
Marriott International, Inc. "A"	2,534	113,093
McDonald's Corp.	13,820	391,106
Starbucks Corp.*	4,240	158,618
Starwood Hotels & Resorts Worldwide, Inc.	2,161	84,301
Wendy's International, Inc.	1,257	51,122
YUM! Brands, Inc.*	3,246	120,199
		1,541,914
Household Durables 0.5%
American Greetings Corp. "A"*	715	16,209
Black & Decker Corp.	799	41,180
Centex Corp.	653	69,740
Fortune Brands, Inc.	1,610	115,083
KB Home	515	37,260
Leggett & Platt, Inc.	2,058	50,359
Maytag Corp.	811	22,895
Newell Rubbermaid, Inc.	2,991	76,540
Pulte Homes, Inc.	1,330	70,171
Snap-On, Inc.	615	19,680
The Stanley Works	839	32,494
Tupperware Corp.	615	11,747
Whirlpool Corp.	792	57,769
		621,127
Internet & Catalog Retail 0.4%
eBay, Inc.*	7,000	482,020
Leisure Equipment & Products 0.2%
Brunswick Corp.	1,010	39,754
Eastman Kodak Co.	3,071	87,646
Hasbro, Inc.	1,861	40,700
Mattel, Inc.	4,703	89,357
		257,457
Media 3.7%
Clear Channel Communications, Inc.	6,662	286,732
Comcast Corp. "A"*	24,552	737,542
Dow Jones & Co., Inc.	960	46,752
Gannett Co., Inc.	2,993	258,206
Interpublic Group of Companies, Inc.	4,595	77,885
Knight-Ridder, Inc.	912	68,181
McGraw-Hill, Inc.	2,063	161,265
Meredith Corp.	515	25,904
New York Times Co. "A"	1,662	75,854
Omnicom Group, Inc.	2,047	167,445
Time Warner, Inc.*	49,158	847,975
Tribune Co.	3,366	168,098
Univision Communications, Inc. "A"*	3,293	117,330
Viacom, Inc. "B"	19,002	730,817
Walt Disney Co.	22,252	590,346
		4,360,332
Multiline Retail 1.1%
Big Lots, Inc.*	1,230	17,712
Dillard's, Inc. "A"	915	16,104
Dollar General Corp.	3,639	79,658
Family Dollar Stores, Inc.	1,924	73,189
Federated Department Stores, Inc.	1,948	102,017
J.C. Penny Co., Inc.	2,981	92,023
Kohl's Corp.*	3,736	192,404
Nordstrom, Inc.	1,470	57,536
Sears, Roebuck & Co.	2,752	129,371
Target Corp.	9,930	436,523
The May Department Stores Co.	3,164	111,436
		1,307,973
Specialty Retail 2.4%
AutoNation, Inc.*	2,900	48,372
AutoZone, Inc.*	943	84,587
Bed Bath & Beyond, Inc.*	3,255	133,064
Best Buy Co., Inc.	3,545	188,771
Boise Cascade Corp.	1,102	37,137
Circuit City Stores, Inc.	2,298	25,692
Home Depot, Inc.	24,811	900,887
Limited Brands	5,578	110,166
Lowe's Companies, Inc.	8,570	479,920
Office Depot, Inc.*	3,415	59,523
RadioShack Corp.	1,742	60,204
Sherwin-Williams Co.	1,633	57,155
Staples, Inc.*	5,361	140,565
The Gap, Inc.	9,712	202,010
Tiffany & Co.	1,604	67,448
TJX Companies, Inc.	5,454	128,442
Toys "R" Us, Inc.*	2,315	36,346
		2,760,289
Textiles, Apparel & Luxury Goods 0.3%
Jones Apparel Group, Inc.	1,413	52,705
Liz Claiborne, Inc.	1,198	44,206
NIKE, Inc. "B"	2,882	211,107
Reebok International Ltd.	580	23,090
VF Corp.	1,267	56,926
		388,034
Consumer Staples 11.0%
Beverages 2.6%
Adolph Coors Co. "B"	408	27,654
Anheuser-Busch Companies, Inc.	8,922	474,829
Brown-Forman Corp. "B"	1,344	65,668
Coca-Cola Enterprises, Inc.	4,920	114,685
Pepsi Bottling Group, Inc.	2,820	81,583
PepsiCo, Inc.	18,675	969,232
The Coca-Cola Co.	26,732	1,335,531
		3,069,182
Food & Drug Retailing 3.6%
Albertsons, Inc.	4,070	100,692
Costco Wholesale Corp.*	4,941	192,353
CVS Corp.	4,324	162,150
Kroger Co.*	8,144	156,528
Safeway, Inc.*	4,859	111,125
Supervalu, Inc.	1,476	41,771
Sysco Corp.	7,070	280,325
Wal-Mart Stores, Inc.	47,039	2,801,643
Walgreen Co.	11,116	396,397
Winn-Dixie Stores, Inc.	1,546	9,461
		4,252,445
Food Products 1.2%
Archer-Daniels-Midland Co.	7,041	121,105
Campbell Soup Co.	4,547	127,134
ConAgra Foods, Inc.	5,833	158,599
General Mills, Inc.	4,052	186,311
H.J. Heinz Co.	3,854	147,261
Hershey Foods Corp.	1,371	113,656
Kellogg Co.	4,479	176,876
McCormick & Co, Inc.	1,500	46,905
Sara Lee Corp.	8,605	187,761
William Wrigley Jr. Co.	2,436	137,001
		1,402,609
Household Products 1.9%
Clorox Co.	2,311	113,378
Colgate-Palmolive Co.	5,890	326,600
Kimberly-Clark Corp.	5,534	357,939
Procter & Gamble Co.	14,076	1,442,931
		2,240,848
Personal Products 0.5%
Alberto-Culver Co. "B"	923	37,896
Avon Products, Inc.	2,603	183,772
Gillette Co.	11,012	423,852
		645,520
Tobacco 1.2%
Altria Group, Inc.	22,075	1,270,417
R.J. Reynolds Tobacco Holdings, Inc.	967	59,693
UST, Inc.	1,678	63,898
		1,394,008
Energy 5.8%
Energy Equipment & Services 0.9%
Baker Hughes, Inc.	3,660	137,689
BJ Services Co.*	1,800	77,922
Halliburton Co.	4,810	153,728
Nabors Industries Ltd.*	1,603	75,902
Noble Corp.*	1,490	60,494
Rowan Companies, Inc.	986	23,171
Schlumberger Ltd.	6,259	403,643
Transocean, Inc.*	3,609	106,393
		1,038,942
Oil & Gas 4.9%
Amerada Hess Corp.	1,021	65,701
Anadarko Petroleum Corp.	2,752	141,040
Apache Corp.	3,615	148,810
Ashland, Inc.	715	34,256
Burlington Resources, Inc.	2,201	128,847
ChevronTexaco Corp.	11,661	1,030,249
ConocoPhillips	7,420	511,015
Devon Energy Corp.	2,550	144,789
EOG Resources, Inc.	1,341	59,661
ExxonMobil Corp.	71,935	3,033,499
Kerr-McGee Corp.	1,048	54,758
Marathon Oil Corp.	3,406	119,687
Occidental Petroleum Corp.	3,826	169,874
Sunoco, Inc.	830	51,045
Unocal Corp.	2,789	105,982
		5,799,213
Financials 20.8%
Banks 6.8%
AmSouth Bancorp.	3,784	95,735
Bank of America Corp.	16,142	1,322,353
Bank One Corp.	12,202	658,664
BB&T Corp.	5,574	207,074
Charter One Financial, Inc.	2,401	86,964
Comerica, Inc.	1,934	111,282
Fifth Third Bancorp.	6,195	347,044
First Tennessee National Corp.	1,400	64,736
FleetBoston Financial Corp.	11,465	516,269
Golden West Financial Corp.	1,697	195,868
Huntington Bancshares, Inc.	2,482	57,409
KeyCorp.	4,356	141,221
M&T Bank Corp.	1,300	124,865
Marshall & Ilsley Corp.	2,468	97,782
National City Corp.	6,612	236,048
North Fork Bancorp., Inc.	1,700	71,791
PNC Financial Services Group	2,961	173,574
Regions Financial Corp.	2,374	87,601
SouthTrust Corp.	3,638	122,237
SunTrust Banks, Inc.	2,901	209,771
Synovus Financial Corp.	3,373	84,494
Union Planters Corp.	1,930	57,861
US Bancorp.	21,035	600,129
Wachovia Corp.	14,452	693,262
Washington Mutual, Inc.	9,739	437,671
Wells Fargo & Co.	18,469	1,059,197
Zions Bancorp.	1,029	59,960
		7,920,862
Capital Markets 3.7%
Bank of New York Co., Inc.	8,462	279,246
Bear Stearns Companies, Inc.	1,115	97,942
Charles Schwab Corp.	14,741	180,430
Federated Investors, Inc. "B"	1,200	38,724
Franklin Resources, Inc.	2,736	154,584
Goldman Sachs Group, Inc.	5,200	550,524
J.P. Morgan Chase & Co.	22,248	912,613
Janus Capital Group, Inc.	2,667	45,659
Lehman Brothers Holdings, Inc.	2,930	254,060
Mellon Financial Corp.	4,647	150,470
Merrill Lynch & Co., Inc.	10,259	627,953
Morgan Stanley	11,832	707,080
Northern Trust Corp.	1,956	97,116
State Street Corp.	3,626	194,825
T. Rowe Price Group, Inc.	1,321	69,471
		4,360,697
Consumer Finance 1.3%
American Express Co.	14,014	748,628
Capital One Finance Corp.	2,560	181,043
MBNA Corp.	13,872	379,122
Providian Financial Corp.	3,185	41,182
SLM Corp.	4,661	195,249
		1,545,224
Diversified Financials 3.8%
Citigroup, Inc.	56,216	2,825,416
Countrywide Financial Corp.	2,048	187,658
Fannie Mae	10,577	792,217
Freddie Mac	7,546	467,249
Moody's Corp.	1,644	109,918
Principal Financial Group, Inc.*	3,500	126,700
		4,509,158
Insurance 4.8%
ACE Ltd.	3,100	139,376
AFLAC, Inc.	5,578	226,523
Allstate Corp.	7,355	335,609
AMBAC Financial Group, Inc.	1,211	94,700
American International Group, Inc.	28,416	2,102,784
Aon Corp.	3,242	85,038
Chubb Corp.	2,088	148,206
Cincinnati Financial Corp.	1,762	79,360
Hartford Financial Services Group, Inc.	2,981	195,255
Jefferson-Pilot Corp.	1,499	80,107
John Hancock Financial Services, Inc.	3,127	131,772
Lincoln National Corp.	1,985	92,164
Loews Corp.	1,900	114,551
Marsh & McLennan Companies, Inc.	5,750	275,942
MBIA, Inc.	1,591	104,672
MetLife, Inc.	8,286	291,253
MGIC Investment Corp.	972	64,327
Progressive Corp.	2,274	187,969
Prudential Financial, Inc.	5,900	273,701
Safeco Corp.	1,429	64,305
St. Paul Companies, Inc.	2,480	105,995
Torchmark Corp.	1,239	64,577
Travelers Property Casualty Corp. "B"*	10,924	199,254
UnumProvident Corp.	3,227	47,824
XL Capital Ltd. "A"	1,375	105,407
		5,610,671
Real Estate 0.4%
Apartment Investment & Management Co. (REIT)	1,021	33,080
Equity Office Properties Trust (REIT)	4,400	125,576
Equity Residential (REIT)	3,000	89,250
Plum Creek Timber Co., Inc. (REIT)	2,000	62,420
ProLogis (REIT)	1,900	62,947
Simon Property Group, Inc. (REIT)	2,100	114,429
		487,702
Health Care 13.1%
Biotechnology 1.2%
Amgen, Inc.*	14,001	889,483
Biogen Idec, Inc.*	3,575	198,234
Chiron Corp.*	2,016	98,603
Genzyme Corp. (General Division)*	2,400	121,872
MedImmune, Inc.*	2,664	68,438
		1,376,630
Health Care Equipment & Supplies 2.0%
Applera Corp. - Applied Biosystems Group	2,219	50,593
Bausch & Lomb, Inc.	582	34,565
Baxter International, Inc.	6,604	192,309
Becton, Dickinson and Co.	2,733	132,960
Biomet, Inc.	2,802	109,222
Boston Scientific Corp.*	8,934	364,954
C.R. Bard, Inc.	564	53,236
Guidant Corp.	3,355	228,610
Medtronic, Inc.	13,244	621,144
Millipore Corp.	542	28,374
St. Jude Medical, Inc.*	1,896	137,744
Stryker Corp.	2,180	193,431
Zimmer Holdings, Inc.*	2,611	197,496
		2,344,638
Health Care Providers & Services 1.8%
Aetna, Inc.	1,688	136,373
AmerisourceBergen Corp.	1,185	68,766
Anthem, Inc.*	1,547	132,965
Cardinal Health, Inc.	4,696	306,320
CIGNA Corp.	1,516	84,032
Express Scripts, Inc. "A"*	808	58,790
HCA, Inc.	5,369	228,290
Health Management Associates, Inc. "A"	2,600	57,954
Humana, Inc.*	1,709	37,461
IMS Health, Inc.	2,634	65,271
Manor Care, Inc.	930	32,931
McKesson Corp.	3,126	85,371
Medco Health Solutions, Inc.*	2,919	95,335
Quest Diagnostics, Inc.	1,159	96,046
Tenet Healthcare Corp.*	5,055	60,761
UnitedHealth Group, Inc.	6,797	421,414
WellPoint Health Networks, Inc.*	1,634	177,730
		2,145,810
Pharmaceuticals 8.1%
Abbott Laboratories	17,050	729,740
Allergan, Inc.	1,398	122,381
Bristol-Myers Squibb Co.	21,147	588,309
Eli Lilly & Co.	12,202	902,216
Forest Laboratories, Inc.*	4,008	302,524
Johnson & Johnson	32,295	1,741,023
King Pharmaceuticals, Inc.*	2,656	51,181
Merck & Co., Inc.	24,248	1,165,844
Pfizer, Inc.	82,044	3,006,913
Schering-Plough Corp.	15,731	282,529
Watson Pharmaceuticals, Inc.*	1,117	51,293
Wyeth	14,489	572,315
		9,516,268
Industrials 10.5%
Aerospace & Defense 1.8%
Boeing Co.	9,163	397,399
General Dynamics Corp.	2,197	202,388
Goodrich Corp.	1,267	37,364
Honeywell International, Inc.	9,394	329,260
Lockheed Martin Corp.	4,925	227,929
Northrop Grumman Corp.	1,959	198,074
Raytheon Co.	4,528	137,651
Rockwell Collins, Inc.	1,946	63,323
United Technologies Corp.	5,597	515,540
		2,108,928
Air Freight & Logistics 1.0%
FedEx Corp.	3,276	224,996
Ryder System, Inc.	686	25,272
United Parcel Service, Inc. "B"	12,275	866,983
		1,117,251
Airlines 0.1%
Delta Air Lines, Inc.	1,303	11,701
Southwest Airlines Co.	8,594	118,683
		130,384
Building Products 0.2%
American Standard Companies, Inc.*	780	84,989
Masco Corp.	5,013	140,564
		225,553
Commercial Services & Supplies 1.0%
Allied Waste Industries, Inc.*	3,476	43,902
Apollo Group, Inc. "A"*	1,900	144,685
Avery Dennison Corp.	1,176	74,523
Cendant Corp.	11,022	250,199
Cintas Corp.	1,813	77,433
Deluxe Corp.	515	20,281
Equifax Inc	1,558	40,835
H&R Block, Inc.	1,926	104,100
Monster Worldwide, Inc.*	1,233	27,126
Pitney Bowes, Inc.	2,580	106,683
R.R. Donnelley & Sons Co.	2,376	75,461
Robert Half International, Inc.*	1,825	41,008
Waste Management, Inc.	6,369	181,517
		1,187,753
Construction & Engineering 0.0%
Fluor Corp.	853	35,169
Electrical Equipment 0.4%
American Power Conversion Corp.	2,192	49,583
Cooper Industries, Inc. "A"	1,004	53,122
Emerson Electric Co.	4,604	287,658
Power-One, Inc.*	910	11,156
Rockwell Automation, Inc.	2,046	62,321
Thomas & Betts Corp.*	661	14,271
		478,111
Industrial Conglomerates 4.2%
3M Co.	8,522	664,886
General Electric Co.	109,361	3,556,420
Textron, Inc.	1,467	81,184
Tyco International Ltd.	21,742	621,169
		4,923,659
Machinery 1.3%
Caterpillar, Inc.	3,736	283,002
Crane Co.	615	19,766
Cummins, Inc.	464	22,922
Danaher Corp.	1,641	147,083
Deere & Co.	2,638	169,439
Dover Corp.	2,218	86,924
Eaton Corp.	1,732	101,391
Illinois Tool Works, Inc.	3,369	267,903
Ingersoll-Rand Co. "A"	1,882	125,115
ITT Industries, Inc.	1,042	78,671
Navistar International Corp.*	715	33,319
PACCAR, Inc.	1,932	107,052
Pall Corp.	1,407	36,821
Parker-Hannifin Corp.	1,335	74,987
		1,554,395
Road & Rail 0.4%
Burlington Northern Santa Fe Corp.	4,077	131,198
CSX Corp.	2,332	73,528
Norfolk Southern Corp.	4,349	96,374
Union Pacific Corp.	2,795	177,873
		478,973
Trading Companies & Distributors 0.1%
W.W. Grainger, Inc.	1,026	48,479
Information Technology 16.9%
Communications Equipment 3.0%
ADC Telecommunications, Inc.*	8,063	24,189
Andrew Corp.*	1,700	30,294
Avaya, Inc.*	4,521	77,535
CIENA Corp.*	5,200	29,796
Cisco Systems, Inc.*	75,174	1,736,520
Comverse Technologies, Inc.*	2,123	41,866
Corning, Inc.*	14,453	181,385
JDS Uniphase Corp.*	14,189	69,526
Lucent Technologies, Inc.*	44,748	187,494
Motorola, Inc.	25,314	467,043
QLogic Corp.*	1,066	44,559
QUALCOMM, Inc.	8,720	553,284
Scientific-Atlanta, Inc.	1,674	55,409
Tellabs, Inc.*	4,543	44,067
		3,542,967
Computers & Peripherals 3.7%
Apple Computer, Inc.*	3,907	93,495
Dell, Inc.*	27,847	909,205
EMC Corp.*	26,177	374,855
Gateway, Inc.*	3,196	17,354
Hewlett-Packard Co.	33,176	753,427
International Business Machines Corp.	18,771	1,811,402
Lexmark International, Inc.*	1,429	117,592
NCR Corp.*	1,003	44,894
Network Appliance, Inc.*	3,708	80,315
Sun Microsystems, Inc.*	35,621	190,216
		4,392,755
Electronic Equipment & Instruments 0.5%
Agilent Technologies, Inc.*	5,150	176,078
Jabil Circuit, Inc.*	2,176	60,884
Molex, Inc.	2,060	65,261
PerkinElmer, Inc.	1,390	28,968
Sanmina-SCI Corp.*	5,650	71,698
Solectron Corp.*	9,068	57,945
Symbol Technologies, Inc.	2,501	42,567
Tektronix, Inc.	970	31,089
Thermo Electron Corp.*	1,724	48,393
Waters Corp.*	1,347	49,758
		632,641
Internet Software & Services 0.3%
Yahoo!, Inc.*	7,143	317,149
IT Consulting & Services 1.1%
Automatic Data Processing, Inc.	6,436	273,208
Computer Sciences Corp.*	1,992	83,246
Convergys Corp.*	1,513	24,601
Electronic Data Systems Corp.	5,241	100,365
First Data Corp.	9,753	399,667
Fiserv, Inc.*	2,158	83,321
Paychex, Inc.	4,153	133,602
Sabre Holdings Corp.	1,413	32,061
SunGard Data Systems, Inc.*	3,100	90,117
Unisys Corp.*	3,623	51,193
		1,271,381
Office Electronics 0.1%
Xerox Corp.*	8,606	121,689
Semiconductors & Semiconductor Equipment 3.9%
Advanced Micro Devices, Inc.*	3,791	56,865
Altera Corp.*	4,087	90,241
Analog Devices, Inc.*	3,986	198,902
Applied Materials, Inc.*	18,120	384,869
Applied Micro Circuits Corp.*	3,318	21,434
Broadcom Corp. "A"*	3,278	133,021
Intel Corp.	71,126	2,079,013
KLA-Tencor Corp.*	2,092	110,458
Linear Technology Corp.	3,388	135,486
LSI Logic Corp.*	4,111	41,521
Maxim Integrated Products, Inc.	3,588	179,077
Micron Technology, Inc.*	6,634	99,775
National Semiconductor Corp.*	2,037	80,176
Novellus Systems, Inc.*	1,695	54,494
NVIDIA Corp.*	1,795	39,939
PMC-Sierra, Inc.*	1,919	38,188
Teradyne, Inc.*	2,086	51,420
Texas Instruments, Inc.	18,855	577,906
Xilinx, Inc.*	3,731	156,851
		4,529,636
Software 4.3%
Adobe Systems, Inc.	2,598	96,750
Autodesk, Inc.	1,196	34,265
BMC Software, Inc.*	2,464	48,294
Citrix Systems, Inc.*	1,769	37,467
Computer Associates International, Inc.	6,338	168,337
Compuware Corp.*	3,968	31,109
Electronic Arts, Inc.*	3,200	150,912
Intuit, Inc.*	2,205	97,814
Mercury Interactive Corp.*	989	48,006
Microsoft Corp.	117,764	3,120,746
Novell, Inc.*	4,045	41,178
Oracle Corp.*	55,669	717,017
Parametric Technology Corp.*	2,078	9,476
PeopleSoft, Inc.*	4,097	88,413
Siebel Systems, Inc.*	5,075	66,280
Symantec Corp.*	3,200	131,648
VERITAS Software Corp.*	4,545	138,259
		5,025,971
Materials 2.9%
Chemicals 1.5%
Air Products & Chemicals, Inc.	2,500	120,600
Dow Chemical Co.	10,034	436,178
E.I. du Pont de Nemours & Co.	10,858	489,587
Eastman Chemical Co.	809	34,261
Ecolab, Inc.	2,858	78,052
Engelhard Corp.	1,346	39,061
Great Lakes Chemical Corp.	515	13,081
Hercules, Inc.	1,200	14,280
International Flavors & Fragrances, Inc.	1,030	37,688
Monsanto Co.	2,823	93,272
PPG Industries, Inc.	1,828	107,285
Praxair, Inc.	3,512	127,556
Rohm & Haas Co.	2,386	94,843
Sigma-Aldrich Corp.	792	45,279
		1,731,023
Construction Materials 0.0%
Eagle Material's, Inc.	1	73
Vulcan Materials Co.	1,121	53,023
		53,096
Containers & Packaging 0.2%
Ball Corp.	600	38,742
Bemis Co., Inc.	615	31,414
Pactiv Corp.*	1,646	35,373
Sealed Air Corp.*	910	45,363
Temple-Inland, Inc.	567	36,940
		187,832
Metals & Mining 0.7%
Alcoa, Inc.	9,439	353,679
Allegheny Technologies, Inc.	915	11,621
Freeport-McMoRan Copper & Gold, Inc. "B"	1,996	85,129
Newmont Mining Corp.	4,692	203,867
Nucor Corp.	833	52,396
Phelps Dodge Corp.*	980	84,535
United States Steel Corp.	1,114	40,940
Worthington Industries, Inc.	900	15,597
		847,764
Paper & Forest Products 0.5%
Georgia-Pacific Corp.	2,778	89,035
International Paper Co.	5,220	231,037
Louisiana-Pacific Corp.	1,115	27,574
MeadWestvaco Corp.	2,229	65,310
Weyerhaeuser Co.	2,406	156,991
		569,947
Telecommunication Services 3.4%
Diversified Telecommunication Services 2.7%
ALLTEL Corp.	3,417	177,001
AT&T Corp.	8,542	171,096
BellSouth Corp.	20,110	554,231
CenturyTel, Inc.	1,553	44,369
Citizens Communications Co.*	3,100	40,858
Qwest Communications International, Inc.*	19,081	87,391
SBC Communications, Inc.	35,116	843,135
Sprint Corp. (FON Group)	9,725	172,424
Verizon Communications, Inc.	30,102	1,153,810
		3,244,315
Wireless Telecommunication Services 0.7%
AT&T Wireless Services, Inc.*	29,599	401,954
Nextel Communications, Inc. "A"*	11,954	316,662
Sprint Corp. (PCS Group)*	11,235	101,115
		819,731
Utilities 2.8%
Electric Utilities 2.0%
Allegheny Energy, Inc.	1,427	18,822
Ameren Corp.	1,764	83,614
American Electric Power Co.	4,364	150,558
CenterPoint Energy, Inc.	3,307	34,591
CINergy Corp.	1,988	77,910
CMS Energy Corp.	1,762	16,210
Consolidated Edison, Inc.	2,460	108,658
Dominion Resources, Inc.	3,554	223,298
DTE Energy Co.	1,906	77,117
Edison International	3,649	84,255
Entergy Corp.	2,458	145,735
Exelon Corp.	3,568	239,556
FirstEnergy Corp.	3,550	137,137
FPL Group, Inc.	2,005	131,628
PG&E Corp.*	4,536	127,779
Pinnacle West Capital Corp.	1,000	39,090
PPL Corp.	1,891	87,988
Progress Energy, Inc.	2,695	124,401
Southern Co.	7,542	228,673
TECO Energy, Inc.	1,979	29,824
TXU Corp.	3,486	98,061
Xcel Energy, Inc.	4,386	76,623
		2,341,528
Gas Utilities 0.3%
KeySpan Corp.	1,707	64,866
Kinder Morgan, Inc.	1,347	83,123
NICOR, Inc.	515	18,612
NiSource, Inc.	2,839	61,635
Peoples Energy Corp.	400	17,837
Sempra Energy	2,459	77,950
		324,023
Multi-Utilities & Unregulated Power 0.5%
AES Corp.*	6,751	61,164
Calpine Corp.*	4,480	24,685
Constellation Energy Group, Inc.	1,935	76,916
Duke Energy Corp.	9,869	216,723
Dynegy, Inc. "A"	3,727	15,244
El Paso Corp.	6,073	45,183
Public Service Enterprise Group, Inc.	2,604	122,753
Williams Companies, Inc.	5,149	48,761
		611,429
Total Common Stocks (Cost $107,698,339)		115,301,322

	Principal Amount ($)	Value ($)

US Government Backed 0.2%
US Treasury Bill, 0.94%**, 4/22/2004 (b) (Cost $289,640)	290,000	289,614

	Shares	Value ($)

Cash Equivalents 1.7%
Scudder Cash Management QP Trust, 1.12% (c) (Cost $1,960,490)	1,960,490	1,960,490
Total Investment Portfolio - 100.0% (Cost $109,948,469) (a)		117,551,426

* Non-income producing security.
** Annualized yield at time of purchase; not a coupon rate.
(a) The cost for federal income tax purposes was $116,421,694. At February 29, 2004, net unrealized appreciation for all securities based on tax cost was $1,129,732. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $9,388,744 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $8,259,012.
(b) At February 29, 2004, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
At February 29, 2004, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregate Face Value ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
S&P 500 Index	3/18/2004	8	2,252,398	2,289,200	36,802

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of February 29, 2004 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $107,987,979)	$ 115,590,936
Investment in Scudder Cash Management QP Trust (cost $1,960,490)	1,960,490
Total investments in securities, at value (cost $109,948,469)	117,551,426
Cash	11,465
Receivable for daily variation margin on open futures contracts	2,800
Receivable for investments sold	2,858
Dividends receivable	188,503
Receivable for Fund shares sold	58,021
Interest receivable	1,096
Other assets	9,099
Total assets	$ 117,825,268
Liabilities
Payable for investments purchased	163,802
Accrued management fee	33,051
Other accrued expenses and payables	67,364
Total liabilities	264,217
Net assets, at value	$ 117,561,051
Net Assets
Net assets consist of: Undistributed net investment income	208,054
Net unrealized appreciation (depreciation) on: Investments	7,602,957
Futures	36,802
Accumulated net realized gain (loss)	(15,118,219)
Paid-in capital	124,831,457
Net assets, at value	$ 117,561,051

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of February 29, 2004 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price per share ($86,938,588 / 12,097,663 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 7.19
Maximum offering price per share (100 / 95.50 of $7.19)	$ 7.53
Class B
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($17,031,117 / 2,394,720 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 7.11
Class C
Net Asset Value and redemption price (subject to contingent deferred sales charge) per share ($13,591,346 / 1,911,676 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 7.11
Maximum offering price per share (100 / 99.00 of $7.11)	$ 7.18

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended February 29, 2004 (Unaudited)
Investment Income
Income: Dividends	$ 913,027
Interest - Scudder Cash Management QP Trust	8,280
Interest	887
Total Income	922,194
Expenses: Management fee	171,154
Administrative fee	28,900
Distribution service fees	233,269
Custodian and accounting fees	51,448
Services to shareholders	166,420
Auditing	16,747
Legal	2,267
Trustees' fees and expenses	31,864
Reports to shareholders	11,564
Registration fees	17,830
Other	280
Total expenses before expense reductions	731,743
Expense reductions	(271,181)
Total expenses, after expense reductions	460,562
Net investment income (loss)	461,632
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	(1,375,954)
Futures	204,229
(1,171,725)
Net unrealized appreciation (depreciation) during the period on: Investments	14,413,664
Futures	5,219
14,418,883
Net gain (loss) on investment transactions	13,247,158
Net increase (decrease) in net assets resulting from operations	$ 13,708,790

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Six Months Ended February 29, 2004 (Unaudited)	Year Ended August 31, 2003
Increase (Decrease) in Net Assets
Operations: Net investment income	$ 461,632	$ 527,542
Net realized gain (loss) on investment transactions	(1,171,725)	(6,166,943)
Net unrealized appreciation (depreciation) on investment transactions during the period	14,418,883	14,603,794
Net increase (decrease) in net assets resulting from operations	13,708,790	8,964,393
Distributions to shareholders from: Net investment income: Class A	(571,559)	(331,565)
Class C	(20,834)	-
Fund share transactions: Proceeds from shares sold	39,257,438	56,890,636
Reinvestment of distributions	591,465	330,928
Cost of shares redeemed	(30,768,739)	(42,182,800)
Net increase (decrease) in net assets from Fund share transactions	9,080,164	15,038,764
Increase (decrease) in net assets	22,196,561	23,671,592
Net assets at beginning of period	95,364,490	71,692,898
Net assets at end of period (including undistributed net investment income of $208,054 and $338,815, respectively)	$ 117,561,051	$ 95,364,490

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A
Years Ended August 31,	2004[a]	2003	2002	2001	2000[b]
Selected Per Share Data
Net asset value, beginning of period	$ 6.34	$ 5.75	$ 7.10	$ 9.59	$ 9.50
Income from investment operations: Net investment income[c]	.04	.05	.03	.03	.03
Net realized and unrealized gain (loss)	.86	.57	(1.37)	(2.46)	.06
Total from investment operations	.90	.62	(1.34)	(2.43)	.09
Less distribution from: Net investment income	(.05)	(.03)	(.01)	(.04)	-
Net realized gains on investment transactions	-	-	-	(.02)	-
Total distributions	(.05)	(.03)	(.01)	(.06)	-
Net asset value, end of period	$ 7.19	$ 6.34	$ 5.75	$ 7.10	$ 9.59
Total Return (%)[d]	14.24e**	10.93	(18.87)	(25.46)[e]	.95e**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ in millions)	87	69	51	45	22
Ratio of expenses before expense reductions (%)	1.17*	.92	1.00	1.62[f]	3.19*
Ratio of expenses after expense reductions (%)	.69*	.92	1.00	1.03[f]	1.00*
Ratio of net investment income (loss) (%)	1.08*	.89	.48	.41	.90*
Portfolio turnover rate (%)	8*	11	12	8	43*
[a] For the six months ended February 29, 2004 (Unaudited).
[b] For the period from April 3, 2000 (commencement of operations) to August 31, 2000.
[c] Based on average shares outstanding during the period.
[d] Total return does not reflect the effect of any sales charge.
[e] Total return would have been lower had certain expenses not been reduced.
[f] The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.61% and 1.02%, respectively.
* Annualized
** Not annualized

Class B
Years Ended August 31,	2004[a]	2003	2002	2001	2000[b]
Selected Per Share Data
Net asset value, beginning of period	$ 6.25	$ 5.68	$ 7.06	$ 9.57	$ 9.50
Income from investment operations: Net investment income (loss)[c]	.01	.01	(.02)	(.03)	.00
Net realized and unrealized gain (loss)	.85	.56	(1.36)	(2.46)	.07
Total from investment operations	.86	.57	(1.38)	(2.49)	.07
Less distribution from: Net realized gains on investment transactions	-	-	-	(.02)	-
Net asset value, end of period	$ 7.11	$ 6.25	$ 5.68	$ 7.06	$ 9.57
Total Return (%)[d]	13.76e**	10.04	(19.55)	(26.04)[e]	.74e**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ in millions)	17	14	13	14	3
Ratio of expenses before expense reductions (%)	2.10*	1.72	1.80	2.64[f]	4.18*
Ratio of expenses after expense reductions (%)	1.44*	1.72	1.80	1.81[f]	1.75*
Ratio of net investment income (loss) (%)	.33*	.09	(.32)	(.38)	.09*
Portfolio turnover rate (%)	8*	11	12	8	43*
[a] For the six months ended February 29, 2004 (Unaudited).
[b] For the period from April 3, 2000 (commencement of operations) to August 31, 2000.
[c] Based on average shares outstanding during the period.
[d] Total return does not reflect the effect of any sales charge.
[e] Total return would have been lower had certain expenses not been reduced.
[f] The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 2.64% and 1.80%, respectively.
* Annualized
** Not annualized

Class C
Years Ended August 31,	2004[a]	2003	2002	2001	2000[b]
Selected Per Share Data
Net asset value, beginning of period	$ 6.26	$ 5.68	$ 7.06	$ 9.57	$ 9.50
Income from investment operations: Net investment income (loss)[c]	.01	.01	(.02)	(.03)	.00
Net realized and unrealized gain (loss)	.85	.57	(1.36)	(2.46)	.07
Total from investment operations	.86	.58	(1.38)	(2.49)	.07
Less distribution from: Net investment income	(.01)	-	-	-	-
Net realized gains on investment transactions	-	-	-	(.02)	-
Net asset value, end of period	$ 7.11	$ 6.26	$ 5.68	$ 7.06	$ 9.57
Total Return (%)[d]	13.76e**	10.21	(19.55)	(26.04)[e]	.74e**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ in millions)	14	12	8	5	2
Ratio of expenses before expense reductions (%)	2.01*	1.69	1.77	2.67[f]	4.13*
Ratio of expenses after expense reductions (%)	1.43*	1.69	1.77	1.80[f]	1.75*
Ratio of net investment income (loss) (%)	.34*	.12	(.29)	(.36)	.09*
Portfolio turnover rate (%)	8*	11	12	8	43*
[a] For the six months ended February 29, 2004 (Unaudited).
[b] For the period from April 3, 2000 (commencement of operations) to August 31, 2000.
[c] Based on average shares outstanding during the period.
[d] Total return does not reflect the effect of any sales charge.
[e] Total return would have been lower had certain expenses not been reduced.
[f] The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 2.66% and 1.79%, respectively.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

Scudder S&P 500 Stock Fund (the "Fund") is a diversified series of Scudder Investors Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors subject to an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Effective March 1, 2004, Class C shares will no longer be offered with an initial sales charge. Class C shares do not convert into another class.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution service fees, administrative fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price reported on the exchange (US or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies and Scudder Cash Management QP Trust are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Fund may enter into futures contracts as a hedge against anticipated interest rate, currency or equity market changes, and for duration management, risk management and return enhancement purposes.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the Fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the Fund gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At August 31, 2003, the Fund had a net tax basis capital loss carryforward of approximately $4,116,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2009 ($228,000), August 31, 2010 ($638,000), and August 31, 2011 ($3,250,000) the expiration dates, whichever occurs first. In addition, from November 1, 2002 through August 31, 2003, the Fund incurred approximately $3,326,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ended August 31, 2004.

Distribution of Income and Gains. Distributions of net investment income, if any, are made annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to securities sold at a loss and investments in futures contracts. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions, if any, will be determined at the end of the fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Purchases and Sales of Securities

During the six months ended February 29, 2004, purchases and sales of investment securities (excluding short-term instruments) aggregated $11,964,401 and $4,002,414, respectively.

C. Related Parties

Management Agreement. Under the Management Agreement with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor"), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Agreement was equal to an annual rate of 0.33% of the first $100,000,000 of the Fund's average daily net assets, 0.29% of the next $100,000,000 of such net assets and 0.27% of such net assets in excess of $200,000,000, computed and accrued daily and payable monthly. Accordingly, for the six months ended February 29, 2004, the fee pursuant to the Management Agreement was equivalent to an annualized effective rate of 0.33% of the Fund's average daily net assets.

Northern Trust Investments, N.A. ("NTI"), an indirect subsidiary of Northern Trust Corporation, serves as sub-advisor to the Fund and is paid by the Advisor for its services.

Administrative Fee. Under the Administrative Agreement (the "Administrative Agreement"), the Advisor provided or paid others to provide substantially all of the administrative services required by the Fund (other than those provided by the Advisor under its Management Agreement with the Fund, as described above) in exchange for the payment by each class of the Fund of an administrative services fee (the "Administrative Fee") of 0.35%, 0.40% and 0.375% of the average daily net assets for Class A, B and C shares, respectively, computed and accrued daily and payable monthly.

The Administrative Agreement between the Advisor and the Fund terminated effective September 30, 2003 and the Fund directly bears the cost of those expenses formerly covered under the Administrative Agreement.

Effective October 1, 2003 through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the Fund to the extent necessary to maintain the operating expenses of each class at 0.75%, 0.80% and 0.80% of average daily net assets for Class A, B and C shares, respectively (excluding certain expenses such as Rule 12b-1 and/or service fees, trustee and trustee counsel fees, extraordinary expenses, taxes, brokerage and interest).

In addition to the contractual expense limitation described above, from October 1, 2003 through February 29, 2004, the Fund's Advisor, accounting agent, principal underwriter and administrator, and transfer agent have each contractually agreed to limit their respective fees or reimburse expenses to the extent necessary to maintain the Fund's total operating expenses at 0.66%, 1.41% and 1.41% of the average daily net assets for Class A, B and C shares, respectively (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and transaction costs).

For the period from September 1, 2003 to September 30, 2003, the Administrative Fee was as follows:

Administrative Fee	Total Aggregated
Class A	$ 20,387
Class B	4,720
Class C	3,793
$ 28,900

Service Provider Fees.

Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, is the Fund's transfer, dividend-paying agent and shareholder service agent. Pursuant to a sub-transfer agency agreement between SISC and DST Systems, Inc. ("DST"), SISC has delegated certain transfer agent and dividend paying agent functions to DST. The costs and expenses of such delegation are borne by SISC, not by the Fund. For the period October 1, 2003 through February 29, 2004, the amount charged to the Fund by SISC was as follows:

Service Provider Fee	Total Aggregated	Not Imposed
Class A	$ 108,384	$ 108,384
Class B	34,209	34,209
Class C	23,358	23,358
	$ 165,951	$ 165,951

Prior to September 30, 2003, the fees outlined above were paid by the Advisor in accordance with the Administrative Agreement.

Accounting Fees. Scudder Fund Accounting Corporation ("SFAC"), an affiliate of the Advisor, is responsible for computing the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. SFAC has retained State Street Bank and Trust Company to provide certain administrative, fund accounting and record-keeping services to the Fund. The amount charged to the Fund by SFAC for accounting services aggregated $49,081, all of which was unpaid at February 29, 2004.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc. ("SDI"), a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class B and C shares. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended February 29, 2004, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at February 29, 2004
Class B	$ 55,980	$ 9,662
Class C	46,584	7,929
	$ 102,564	$ 17,591

In addition, SDI provides information and administrative services ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. SDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended February 29, 2004, the Service Fee was as follows:

Service Fee	Total Aggregated	Not Imposed	Effective Rate
Class A	$ 96,819	$ 77,664.05
Class B	18,646	15,045.05
Class C	15,240	12,513.04
	$ 130,705	$ 105,222

Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A and C shares for the six months ended February 29, 2004 aggregated $3,139 and $70, respectively.

In addition, SDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended February 29, 2004 the CDSC for Class B and C shares aggregated $20,200 and $33, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended February 29, 2004, SDI received $1,094.

Trustees' Fees and Expenses. The Trust pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

Scudder Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in the Scudder Cash Management QP Trust (the "QP Trust") and other affiliated funds managed by Scudder Investments, Inc. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay the Advisor a management fee for the affiliated funds' investments in the QP Trust.

D. Expense Off-Set Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the six months ended ended February 29, 2004, the custodian fee was reduced by $8 for custodian credits earned.

E. Line of Credit

The Fund and several other affiliated funds (the "Participants") share in a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended February 29, 2004		Year Ended August 31, 2003
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	3,932,241	$ 26,731,308	7,037,294	$ 40,177,197
Class B	1,298,687	8,671,556	1,863,607	10,593,527
Class C	571,540	3,854,574	1,081,710	6,119,912
		$ 39,257,438		$ 56,890,636
Shares issued in reinvestment of dividends
Class A	83,689	$ 570,758	59,095	$ 330,928
Class C	3,063	20,707	-	-
		$ 591,465		$ 330,928
Shares redeemed
Class A	(2,870,910)	$ (19,443,459)	(5,011,984)	$ (28,491,274)
Class B	(1,122,048)	(7,435,318)	(1,973,680)	(11,006,249)
Class C	(586,900)	(3,889,962)	(479,136)	(2,685,277)
		$ (30,768,739)		$ (42,182,800)
Net increase (decrease)
Class A	1,145,020	$ 7,858,607	2,084,405	$ 12,016,851
Class B	176,639	1,236,238	(110,073)	(412,722)
Class C	(12,297)	(14,681)	602,574	3,434,635
		$ 9,080,164		$ 15,038,764

Account Management Resources

Automated Information Lines

ScudderACCESS (800) 972-3060

Personalized account information, information on other Scudder funds and services via touchtone telephone and for Classes A, B, and C only, the ability to exchange or redeem shares.

Web Site

scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 621-1048 To speak with a Scudder service representative.
Written Correspondence	Scudder Investments PO Box 219356 Kansas City, MO 64121-9356
Proxy Voting	A description of the fund's policies and procedures for voting proxies for portfolio securities can be found on our Web site - scudder.com (type "proxy voting" in the search field) - or on the SEC's Web site - www.sec.gov. To obtain a written copy without charge, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

	Class A	Class B	Class C
Nasdaq Symbol	KSAAX	KSABX	KSACX
CUSIP Number	811166-701	811166-800	811166-883
Fund Number	155	255	355

Privacy Statement

This privacy statement is issued by Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., Scudder Distributors, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the Scudder Companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

Questions on this policy may be sent to:

Scudder Investments
Attention: Correspondence - Chicago
P.O. Box 219415
Kansas City, MO 64121-9415

August 2003

Notes

Notes

Notes

Notes

Notes

ITEM 2.         CODE OF ETHICS.

                        Not applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                        Not applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                        Not applicable.

ITEM 5.         [RESERVED]

ITEM 6.         [RESERVED]

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                        Not applicable.

ITEM 8.         [RESERVED]

ITEM 9.         SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Procedures and Guidelines. Shareholders
may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to the Fund's Secretary for the attention of the
Chairman of the Nominating and Governance Committee, Two International Place,
Boston, MA 02110. Suggestions for candidates must include a resume of the candidate.

ITEM 10.        CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

During the filing period of the report, fund management identified a significant deficiency relating to the overall fund expense payment and accrual process.
This matter relates primarily to a bill payment processing issue. There was no material impact to shareholders, fund net asset value, fund performance or the accuracy of any fund's financial statements. Fund management discussed this matter with the Registrant's Audit Committee and auditors, instituted additional procedures to enhance its internal controls and will continue to develop additional controls and redesign work flow to strengthen the overall control environment associated with the processing and recording of fund expenses.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the filing period that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 11.        EXHIBITS.

(a)(1)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder S&P 500 Stock Fund

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               April 30, 2004
                                    ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder S&P 500 Stock Fund

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               April 30, 2004
                                    ---------------------------

By:                                 /s/Charles A. Rizzo
                                    ---------------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               April 30, 2004
                                    ---------------------------